SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jan. 01, 2023
Share-based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
Outstanding stock options were as follows:
Stock options issued in Canadian dollars and to be exercised on the TSX:

	Number	Weighted exercise price (CA$)

Stock options outstanding, January 3, 2021	1,463	$36.33
Changes in outstanding stock options:
Exercised	(227)	33.48
Stock options outstanding, January 2, 2022	1,236	36.85
Changes in outstanding stock options:
Exercised	(490)	37.35
Stock options outstanding, January 1, 2023	746	$36.52

Stock options issued in U.S. dollars and to be exercised on the NYSE:
	Number	Weighted exercise price (US$)

Stock options outstanding, January 3, 2021	2,056	$27.27
Changes in outstanding stock options:
Forfeited	(68)	29.01
Stock options outstanding, January 2, 2022	1,988	27.21
Changes in outstanding stock options:
Granted	—	—
Forfeited	—	—
Stock options outstanding, January 1, 2023	1,988	$27.21

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at January 1, 2023:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$33.01	463	1	463
CA$42.27	283	3	283
	746		746
US$20.77	537	5	—
US$29.01	601	2	601
US$30.00	850	5	—
	2,734		1,347

Disclosure of number and weighted average exercise prices of other equity instruments
Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, January 3, 2021	43	$30.47
Changes in outstanding Treasury RSUs:
Granted	5	36.45
Granted for dividends declared	1	37.93
Settled through the issuance of common shares	(5)	29.68
Forfeited	(21)	29.95
Treasury RSUs outstanding, January 2, 2022	23	32.55
Changes in outstanding Treasury RSUs:
Granted	48	34.67
Granted for dividends declared	2	30.48
Treasury RSUs outstanding, January 1, 2023	73	$33.91

Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, January 3, 2021	1,877	$29.38
Changes in outstanding non-Treasury RSUs:
Granted	733	30.38
Granted for dividends declared	25	37.69
Settled - common shares	(127)	25.14
Settled - payment of withholding taxes	(70)	25.48
Forfeited	(492)	32.46
Non-Treasury RSUs outstanding, January 2, 2022	1,946	29.50
Changes in outstanding non-Treasury RSUs:
Granted	672	38.28
Granted for dividends declared	47	30.79
Settled - common shares	(229)	30.69
Settled - payment of withholding taxes	(146)	31.30
Forfeited	(201)	34.40
Non-Treasury RSUs outstanding, January 1, 2023	2,089	$31.63
Changes in outstanding DSUs were as follows:

	2022	2021

DSUs outstanding, beginning of fiscal year	313	301
Granted	82	58
Granted for dividends declared	7	4
Redeemed	(17)	(50)
DSUs outstanding, end of fiscal year	385	313

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at January 1, 2023:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$33.01	463	1	463
CA$42.27	283	3	283
	746		746
US$20.77	537	5	—
US$29.01	601	2	601
US$30.00	850	5	—
	2,734		1,347